Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Service/ Products received from related parties:
Service/ Products received from related parties			$ 447,055	$ 1,068,990
Service/ Products delivered to related parties:
Service/ Products delivered to related parties			4,668	68,825
Repayment of borrowings:
Repayment of borrowings			3,304,787
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[1]		446,098	918,536
Guardforce Aviation Security Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[2]		957	1,643
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]			6,178
Shenzhen Kewei Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[4]			93,633
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[5]			49,000
GF Technovation Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[6]			231
Shenzhen Kewei Robot Technology Co., Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[7]		4,668	68,594
Tu Jingyi [Member]
Repayment of borrowings:
Repayment of borrowings	[8]		1,591,825
Guardforce Holdings (HK) Limited [Member]
Repayment of borrowings:
Repayment of borrowings	[8]		$ 1,712,962

[1]	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
[2]	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.
[3]	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited.
[4]	The Company purchased robots from Shenzhen Kewei Robot Technology Co., Limited.
[5]	On May 13, 2024, the Company entered into a Share Transfer Agreement to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.
[6]	The Company sold robots to GF Technovation Company Limited.
[7]	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.
[8]	Pursuant to a settlement agreement with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off these borrowings in cash on May 3, 2024.